Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Other assets:
Accounts receivable: Receivables from brokers, dealers and customers for securities transactions	¥ 1,141,075	¥ 1,017,194
Accounts receivable: Other	1,394,794	1,190,885
Investments in equity method investees	2,487,389	2,219,196
Prepaid benefit cost (Note 13)	839,757	884,979
Cash collateral pledged for derivative transactions (Note 8)	1,276,897	1,473,109
Cash collateral for the use of Bank of Japan's settlement infrastructure	911,528	851,066
Other	2,990,462	3,029,635
Total	11,041,902	10,666,064
Other liabilities:
Accounts payable: Payables to brokers, dealers and customers for securities transactions	1,289,672	1,247,652
Accounts payable: Other	1,308,733	1,357,387
Deferred tax liabilities	624,062	654,053
Allowance for off-balance sheet credit instruments	119,307	81,739
Accrued benefit cost (Note 13)	65,690	64,735
Guarantees and indemnifications	45,346	41,349
Cash collateral received for derivative transactions (Note 8)	844,234	1,158,053
Accrued and other liabilities	3,061,462	2,802,445
Total	¥ 7,358,506	¥ 7,407,413